Goodwill and Acquired Intangible Assets (Tables)	9 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Balance

The following is a rollforward of our goodwill balance (in thousands):

Goodwill
Balance as of March 31, 2016	$254
Goodwill acquired	5,151
Effect of foreign exchange rates	(35)
Balance as of December 31, 2016	$5,370

Schedule of Purchased Intangible Assets

Purchased intangible assets consist of the following (in thousands):

	Weighted-
	Average	December 31, 2016
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$19	$1,527
Customer relationships	7	108	2	106
		$1,654	$21	$1,633

Schedule of Future Estimated Amortization Expense of Acquired Intangibles

Future estimated amortization expense of acquired intangibles as of December 31, 2016 is as follows (in thousands):

Remainder of 2017	$43
2018	170
2019	170
2020	170
2021	170
Thereafter	910
Total	$1,633